Intangible Assets and Goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Intangible Assets and Goodwill
Intangible assets and goodwill	R$ 5,538,367		R$ 4,924,726		R$ 4,985,385
Software [member]
Intangible Assets and Goodwill
Weighted average amortization rate	15.00%
Intangible assets and goodwill	R$ 96,045		83,414		76,325
Customer Portfolio [member]
Intangible Assets and Goodwill
Weighted average amortization rate	8.00%
Intangible assets and goodwill	R$ 922,105		928,858		1,010,722
Trademarks [member]
Intangible Assets and Goodwill
Weighted average amortization rate	5.00%
Intangible assets and goodwill	R$ 546,277		573,586		584,035
Trade Agreement
Intangible Assets and Goodwill
Weighted average amortization rate	8.00%
Intangible assets and goodwill	R$ 243,495
Platform content production [member]
Intangible Assets and Goodwill
Weighted average amortization rate	33.00%
Intangible assets and goodwill	R$ 24,294	[1]	23,821	[1]	9,426
Other Intangible assets [member]
Intangible Assets and Goodwill
Weighted average amortization rate	33.00%
Intangible assets and goodwill	R$ 7,281		6,243		4,563
In progress [member]
Intangible Assets and Goodwill
Weighted average amortization rate
Intangible assets and goodwill	R$ 3,991		999		14,051
Goodwill [member]
Intangible Assets and Goodwill
Weighted average amortization rate
Intangible assets and goodwill	R$ 3,694,879	[2]	3,307,805	[2]	R$ 3,286,263
Cost [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	6,136,432		5,350,096
Cost [member] | Software [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	247,325		204,213
Cost [member] | Customer Portfolio [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	1,197,381		1,113,792
Cost [member] | Trademarks [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	631,935		631,935
Cost [member] | Trade Agreement
Intangible Assets and Goodwill
Intangible assets and goodwill	247,622
Cost [member] | Platform content production [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	73,877		53,069
Cost [member] | Other Intangible assets [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	39,421		38,283
Cost [member] | In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	3,991		999
Cost [member] | Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	3,694,879		3,307,805
Accumulated amortization [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(598,065)		(425,369)
Accumulated amortization [member] | Software [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(151,281)		(120,798)
Accumulated amortization [member] | Customer Portfolio [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(275,276)		(184,934)
Accumulated amortization [member] | Trademarks [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(85,658)		(58,349)
Accumulated amortization [member] | Trade Agreement
Intangible Assets and Goodwill
Intangible assets and goodwill	(4,127)
Accumulated amortization [member] | Platform content production [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(49,583)		(29,248)
Accumulated amortization [member] | Other Intangible assets [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(32,140)		(32,040)
Accumulated amortization [member] | In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill
Accumulated amortization [member] | Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill

[1]	Substantially refers to development of the projects related to Plurall Platform. The Company has invested in changes in its digital platform that include “Plurall Digital Transformation” in the amount of approximately R$ 20,808 million, and project related to learning systems, in the amount of R$ 9,509 million.
[2]	The Company recognized R$ 387,074 as goodwill on SEL, Redação Nota 1000, EMME and De Gouges acquisition, see Note 5.